UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02605
                                                     ---------

                               FRANKLIN MONEY FUND
                               -------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/09
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


JUNE 30, 2009

ANNUAL REPORT
AND SHAREHOLDER LETTER

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Log onto FRANKLINTEMPLETON.COM
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                                   (GRAPHIC)

                                                                    FIXED INCOME

                              FRANKLIN MONEY FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the annual report

Contents

SHAREHOLDER LETTER ..............    1
ANNUAL REPORT
Franklin Money Fund .............    3
Performance Summary .............    5
Your Fund's Expenses ............    6
Financial Highlights and
   Statement of Investments .....    8
Financial Statements ............   10
Notes to Financial Statements ...   13
Report of Independent Registered
   Public Accounting Firm .......   17
Tax Designation .................   18
Board Members and Officers ......   19
The Money Market ................   23
Portfolios Shareholder
   Information ..................   40

Shareholder Letter

Dear Shareholder:

The 12-month period ended June 30, 2009, was an extraordinary and stressful time for investors and those of us who have worked in financial markets for many years. During much of this turbulent period, the U.S. recession deepened, the unemployment rate surged and consumer spending fell. In the past three months, the U.S. economy, while still in a downturn, became marginally "less worse" as the recession seemed to loosen its grip. For most of the period, stocks suffered major losses as investors worried about an uncertain future. After reaching cyclical lows in March, the stock indexes began a rally as many investors reentered the market. At the same time, U.S. Treasury yields rose as investor risk aversion waned. Amid recent events, we think it is important to put short-term market developments in perspective. Keep in mind that we have navigated through past periods of high market volatility by remaining committed to our long-term perspective and disciplined investment philosophy. During such times, we search for bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

In the enclosed annual report for Franklin Money Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                       Not part of the annual report | 1

As a Franklin Money Fund shareholder, you continue to benefit from convenient, easy access to your money and a high degree of credit safety. You can also enjoy a wide range of services, including check-writing privileges and access to your account at ATMs nationwide.(1) If you would like more information or more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Money Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(1.) Check minimum of $500 ($10 charge for writing a check under $500). A
     Franklin Templeton Cash Advantage Card is available for Franklin Money Fund accounts registered to one or more individuals. It is not available to accounts registered as UGMAs/UTMAs, certain trusts, retirement plans, accounts that require more than one signature, accounts with non-U.S. addresses (including U.S. territories), corporations, partnerships or other such legal entities. The Cash Advantage Card is a Platinum MasterCard (R) offered by Franklin Templeton Bank & Trust, F.S.B. to Fund shareholders. Others terms apply. For more information, please call Franklin Templeton Shareholder Services at (800) 632-2301.


                        2 | Not part of the annual report

Annual Report

Franklin Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Money Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal and policies. The Portfolio, in turn, mainly invests in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

This annual report for Franklin Money Fund covers the fiscal year ended June 30, 2009.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the period under review resulted in a decrease in the Fund's yield. In this environment, the Fund's seven-day effective yield fell from 2.02% on June 30, 2008, to 0.00% on June 30, 2009.

ECONOMIC AND MARKET OVERVIEW

During the 12-month period ended June 30, 2009, economic conditions deteriorated. In February, The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined. Despite far-reaching government interventions, the nation's economic troubles worsened as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices fell at an accelerated rate. Jobless claims mounted and the unemployment rate rose to 9.5% by period-end.(1) Economic growth, as measured by gross domestic product (GDP), fell throughout the period. In 2008's third quarter, GDP was an annualized -2.7%, followed by annualized rates of -5.4%, -6.4% and an estimated -1.0% in 2008's fourth quarter and 2009's first and second quarters, respectively. These declines in GDP reflected broad-based slowdowns in consumer spending, corporate profits and export growth.

(1.) Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                 Annual Report | 3

PORTFOLIO BREAKDOWN
6/30/09

                          % OF TOTAL
                          INVESTMENTS
                          -----------
Repurchase Agreements        32.2%
Commercial Paper             26.7%
Certificates of Deposit      21.7%
U.S. Government &
   Agency Securities         17.1%
Bank Notes                    2.3%

Oil prices were volatile, rising from $140 per barrel at the beginning of the period to a period-high $145 in July. As economic conditions deteriorated in mid-2008, oil prices declined significantly, hitting a period-low $31 in December 2008 before rebounding to end the period at $70. Many other commodity prices followed similar trends; therefore, as prices fell in late 2008, inflation remained muted, and June's inflation rate was an annualized -1.4%.(1) Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(1) The core personal consumption expenditures price index reported a 12-month increase of 1.5%.(2)

A slowing economy and decelerating inflation prompted policymakers to lower interest rates and enact stimulus plans. During the period under review, the Fed lowered the federal funds target rate from 1.5% to a range of 0% to 0.25%. The government implemented the American Recovery and Reinvestment Act, which included tax breaks, money for ailing state governments, aid to the poor and unemployed, and spending on infrastructure, renewable energy, health care and education. The Fed and U.S. Treasury Department also continued programs designed to shore up beleaguered banks' capital, enable freer lending to businesses and consumers, and help struggling home buyers avoid foreclosure.

Most Treasury prices declined during the period, and fixed income spreads were generally wide relative to Treasury yields due to heightened market turbulence and risk aversion. The spread between two-year and 10-year Treasury yields rose to 242 basis points (100 basis points equal one percentage point) at the end of June from 136 basis points at the beginning of the reporting period. The two-year Treasury bill yield fell from 2.63% to 1.11% over the 12-month period, while the 10-year Treasury note yield fell slightly from 3.99% to 3.53%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

(2.) Source: Bureau of Economic Analysis.


                                4 | Annual Report

MANAGER'S DISCUSSION

The 12 months ended June 30, 2009, was the most volatile and challenging period in the history of the money market. Liquidity and credit issues dominated the headlines. The one-month London InterBank Offered Rate, which rose from 2.46% at the beginning of the period to a high of 4.59% in October, dropped to 0.31% at period-end.(3)

Despite these trying times, we continued to invest in high-quality money market securities. For example, 100% of the securities purchased for the Portfolio throughout the year carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.(4)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

PERFORMANCE SUMMARY
SYMBOL: FMFXX
6/30/09

Seven-day effective yield*   0.00%
Seven-day annualized yield   0.00%
Total annual operating
   expenses**                0.62%

* The seven-day effective yield assumes compounding of daily dividends, if any.

** Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. To avoid a negative yield, the investment manager, fund administrator and fund distributor have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager, fund administrator or distributor at any time. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized and effective yields are for the seven-day period ended 6/30/09. The Fund's average weighted maturity was 49 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(3.) Source: British Bankers Association.

(4.) These do not indicate ratings of the Fund.


                                Annual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.
     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the Fund's actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               6 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 1/1/09       VALUE 6/30/09   PERIOD* 1/1/09-6/30/09
                                           -----------------   --------------   ----------------------
Actual                                           $1,000           $1,000.30              $2.48
Hypothetical (5% return before expenses)         $1,000           $1,022.32              $2.51

* Expenses calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.50%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                Annual Report | 7

Franklin Money Fund

FINANCIAL HIGHLIGHTS

                                                                       YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------------
                                                   2009           2008         2007         2006         2005
                                                ----------     ----------   ----------   ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                                ----------     ----------   ----------   ----------   ----------
Income from investment operations -
   net investment income ....................        0.007          0.036        0.046        0.036        0.015
Less distributions from net investment
   income....................................       (0.007)        (0.036)      (0.046)      (0.036)      (0.015)
                                                ----------     ----------   ----------   ----------   ----------
Net asset value, end of year ................   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                                ==========     ==========   ==========   ==========   ==========
Total return(a) .............................         0.74%          3.70%        4.72%        3.62%        1.55%
RATIOS TO AVERAGE NET ASSETS
Expenses(b) .................................         0.55%(c)       0.60%        0.68%        0.67%        0.66%
Net investment income .......................         0.71%          3.53%        4.64%        3.59%        1.53%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $2,550,023     $2,499,432   $1,959,218   $1,688,245   $1,446,027

(a) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c) Ratio of expenses to average net assets before waiver and payments by affiliates was 0.60%.

   The accompanying notes are an integral part of these financial statements.


                                8 | Annual Report

Franklin Money Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2009

                                                    SHARES          VALUE
                                                -------------   --------------
    MUTUAL FUNDS (COST $2,558,928,082) 100.3%
(a) The Money Market Portfolio, 0.15% .......   2,558,928,082   $2,558,928,082
    OTHER ASSETS, LESS LIABILITIES (0.3)% ...                       (8,904,606)
                                                                --------------
    NET ASSETS 100.0% .......................                   $2,550,023,476
                                                                ==============

(a)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                                Annual Report | 9

Franklin Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

Assets:
   Investment in Portfolio, at value and cost ...   $2,558,928,082
   Receivables from capital shares sold .........        6,828,017
                                                    --------------
      Total assets ..............................    2,565,756,099
                                                    --------------
Liabilities:
   Payables:
      Capital shares redeemed ...................       15,015,495
      Affiliates ................................          202,098
   Accrued expenses and other liabilities .......          515,030
                                                    --------------
      Total liabilities .........................       15,732,623
                                                    --------------
         Net assets, at value ...................   $2,550,023,476
                                                    ==============
Net assets consist of paid-in capital ...........   $2,550,023,476
                                                    ==============
Shares outstanding ..............................    2,550,105,807
                                                    ==============
Net asset value per share(a) ....................   $         1.00
                                                    ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               10 | Annual Report

Franklin Money Fund

STATEMENT OF OPERATIONS
for the year ended June 30, 2009

Investment income:
   Dividends from Portfolio ...........................   $31,890,787
                                                          -----------
Expenses:
   Administrative fees (Note 3a) ......................     8,324,286
   Transfer agent fees (Note 3c) ......................     3,350,832
   Reports to shareholders ............................       195,159
   Registration and filing fees .......................       216,504
   Professional fees ..................................        85,057
   Trustees' fees and expenses ........................        75,333
   Temporary Guarantee Program fee (Note 5) ...........       665,304
   Other ..............................................        94,991
                                                          -----------
      Total expenses ..................................    13,007,466
      Expenses waived/paid by affiliates (Note 3d) ....    (1,578,320)
                                                          -----------
         Net expenses .................................    11,429,146
                                                          -----------
            Net investment income .....................    20,461,641
                                                          -----------
Net increase (decrease) in net assets resulting
   from operations ....................................   $20,461,641
                                                          ===========

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 11

Franklin Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                              YEAR ENDED JUNE 30,
                                                       -------------------------------
                                                            2009             2008
                                                       --------------   --------------
Increase (decrease) in net assets:
   Net investment income from operations ...........   $   20,461,641   $   82,606,117
   Distributions to shareholders from net investment
      income .......................................      (20,461,641)     (82,606,117)
   Capital share transactions (Note 2) .............       50,591,254      540,214,370
                                                       --------------   --------------
      Net increase (decrease) in net assets ........       50,591,254      540,214,370
Net assets (there is no undistributed income at
   beginning or end of year):
   Beginning of year ...............................    2,499,432,222    1,959,217,852
                                                       --------------   --------------
   End of year .....................................   $2,550,023,476   $2,499,432,222
                                                       ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               12 | Annual Report

Franklin Money Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

The Fund invests substantially all of its assets in the The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At June 30, 2009, the Fund owned 30.02% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared and distributed daily and paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                               Annual Report | 13

Franklin Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                          YEAR ENDED JUNE 30,
                                   ---------------------------------
                                         2009              2008
                                   ---------------   ---------------
Shares sold.....................   $ 3,560,508,113   $ 2,997,825,651
Shares issued in reinvestment of
   distributions................        19,780,469        83,305,207
Shares redeemed.................    (3,529,697,328)   (2,540,916,488)
                                   ---------------   ---------------
Net increase (decrease).........   $    50,591,254   $   540,214,370
                                   ===============   ===============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                               14 | Annual Report

Franklin Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE                        NET ASSETS
-------------------   ---------------------------------------------------
       0.455%         Up to and including $100 million
       0.330%         Over $100 million, up to and including $250 million
       0.280%         In excess of $250 million

B. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained ...........   $ 557,840

C. TRANSFER AGENT FEES

For the year ended June 30, 2009, the Fund paid transfer agent fees of $3,350,832, of which $2,246,008 was retained by Investor Services.

D. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to limit its expenses such that the Fund does not return a negative yield to its shareholders. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2009 and 2008, was as follows:

                                       2009          2008
                                   -----------   -----------
Distributions paid from ordinary
   income.......................   $20,461,641   $82,606,117
                                   -----------   -----------

At June 30, 2009, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments............................   $2,558,928,082
                                                  --------------
Distributable earnings - undistributed ordinary
   income......................................   $       10,035
                                                  ==============

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds


                               Annual Report | 15

Franklin Money Fund

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS (CONTINUED)

("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the Fund liquidated its holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund. The fees were amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the Fund elected not to participate in this extension. Thus, the Fund's participation in the Program ended on April 30, 2009.

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2009 and determined that no events have occurred that require disclosure.


                               16 | Annual Report

Franklin Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Money Fund (the "Fund") at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the Portfolio's transfer agent at June 30, 2009, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 14, 2009


                               Annual Report | 17

Franklin Money Fund

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $19,882,471 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2009.


                               18 | Annual Report

Franklin Money Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                            FUND COMPLEX
NAME, YEAR OF BIRTH                           LENGTH OF      OVERSEEN BY
AND ADDRESS                     POSITION     TIME SERVED    BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------           -----------   -------------   -------------   -------------------------------------
HARRIS J. ASHTON (1932)       Trustee       Since 1982           135        Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002);
and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)      Trustee       Since 1998           112        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public
Employees Retirement Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals;
member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)               Trustee       Since 2007           112        Chevron Corporation (global energy
One Franklin Parkway                                                        company) and ICO Global
San Mateo, CA 94403-1906                                                    Communications (Holdings) Limited
                                                                            (satellite company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the
Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific
Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)       Trustee       Since 2005           135        Hess Corporation (exploration and
One Franklin Parkway                                                        refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                    Company (processed foods and allied
                                                                            products), RTI International Metals,
                                                                            Inc. (manufacture and distribution
                                                                            of titanium), Canadian National
                                                                            Railway (railroad) and White
                                                                            Mountains Insurance Group, Ltd.
                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United
States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department
(1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison -
United States Treasury Department (1988-1989).


                               Annual Report | 19

                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                             FUND COMPLEX
NAME, YEAR OF BIRTH                           LENGTH OF      OVERSEEN BY
AND ADDRESS                     POSITION     TIME SERVED    BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------           -----------   -------------   -------------   -------------------------------------
FRANK W.T. LAHAYE (1929)      Trustee       Since 1975           112        Center for Creative Land Recycling
One Franklin Parkway                                                        (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
(venture capital).

FRANK A. OLSON (1932)         Trustee       Since 2007           135        Hess Corporation (exploration and
One Franklin Parkway                                                        refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                    Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief
Executive Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL
Corporation (airlines).

LARRY D. THOMPSON (1945)      Trustee       Since 2007           143        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and
FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia
School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)         Lead          Trustee since        112        None
One Franklin Parkway          Independent   2007 and Lead
San Mateo, CA 94403-1906      Trustee       Independent
                                            Trustee since
                                            2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines)
(1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                              NUMBER OF
                                                            PORTFOLIOS IN
                                                             FUND COMPLEX
NAME, YEAR OF BIRTH                           LENGTH OF      OVERSEEN BY
AND ADDRESS                     POSITION     TIME SERVED    BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-------------------           -----------   -------------   -------------   -------------------------------------
**CHARLES B. JOHNSON (1933)   Trustee and   Trustee since        135        None
One Franklin Parkway          Chairman of   1975 and
San Mateo, CA 94403-1906      the Board     Chairman of
                                            the Board
                                            since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director,
Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.


                               20 | Annual Report

                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION          TIME SERVED          BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   ------------------------
**GREGORY E. JOHNSON (1961)     Trustee           Since 2007           91                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.;
Director, Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway            Compliance        Officer since 2004
San Mateo, CA 94403-1906        Officer and       and Vice President
                                Vice President    - AML Compliance
                                - AML             since 2006
                                Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance,
Franklin Resources, Inc. (1994-2001).

Gaston Gardey (1962)       Chief             Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway            Executive
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice
President, Franklin Templeton Services, LLC (1997-2003).

GASTON GARDEY (1967)            Treasurer,        Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

ALIYA S. GORDON (1973)          Vice President    Since March 2009     Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin
Templeton Investments.


                               Annual Report | 21

                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION          TIME SERVED          BY BOARD MEMBER*      OTHER DIRECTORSHIPS HELD
-----------------------------   ---------------   ------------------   -----------------------   ------------------------
RUPERT H. JOHNSON, JR. (1940)   President and     President since      Not Applicable            Not Applicable
One Franklin Parkway            Chief             1993 and Chief
San Mateo, CA 94403-1906        Executive         Executive Officer
                                Officer -         - Investment
                                Investment        Management
                                Management        since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers,
Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case ma y be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

KAREN L. SKIDMORE (1952)        Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway                and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 29 of the investment companies in
Franklin Templeton Investments.

CRAIG S. TYLE (1960)            Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               22 | Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                            YEAR ENDED JUNE 30,
                                                    ------------------------------------------------------------------
                                                       2009           2008         2007           2006         2005
                                                    ----------     ----------   ----------     ----------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     1.00     $     1.00   $     1.00     $     1.00   $     1.00
                                                    ----------     ----------   ----------     ----------   ----------
Income from investment operations:
   Net investment income ........................        0.011          0.040        0.052          0.041        0.020
   Net realized and unrealized gains (losses) ...          (--)(a)         --          (--)(a)         --           --
                                                    ----------     ----------   ----------     ----------   ----------
Less distributions from net investment income ...       (0.011)        (0.040)      (0.052)        (0.041)      (0.020)
                                                    ----------     ----------   ----------     ----------   ----------
Net asset value, end of year ....................   $     1.00     $     1.00   $     1.00     $     1.00   $     1.00
                                                    ==========     ==========   ==========     ==========   ==========
Total return ....................................         1.14%          4.10%        5.28%          4.15%        2.06%
RATIOS TO AVERAGE NET ASSETS
Expenses(b) .....................................         0.15%          0.16%        0.15%          0.16%        0.16%
Net investment income ...........................         1.12%          4.02%        5.17%          4.09%        2.04%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $8,520,392     $7,028,194   $6,580,101     $4,993,739   $5,676,479

(a)  Amount rounds to less than $0.001 per share.

(b)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2009

                                                                                              PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                    AMOUNT(a)          VALUE
--------------------------                                                                 --------------   --------------
    INVESTMENTS 100.6%
    BANK NOTES (COST $200,000,000) 2.3%
    Wells Fargo Bank NA, 0.20%, 7/07/09 ................................................   $  200,000,000   $  200,000,000
                                                                                                            --------------
    CERTIFICATES OF DEPOSIT 21.8%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.26%, 7/08/09.......       50,000,000       50,000,097
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.33%, 8/17/09.......      100,000,000      100,001,305
    Bank of Montreal, Chicago Branch, 0.26%, 7/13/09 ...................................      100,000,000      100,000,333
    Bank of Montreal, Chicago Branch, 0.31%, 10/01/09 ..................................       50,000,000       50,000,000
    Bank of Nova Scotia, Houston Branch, 0.27%, 8/11/09 ................................      100,000,000      100,000,000
    Bank of Nova Scotia, Houston Branch, 0.31% - 0.58%, 7/08/09 - 9/21/09 ..............      100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.01%, 7/23/09 ....................      100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.32%, 8/20/09 ....................      100,000,000      100,000,000
    Calyon NY, New York Branch, 0.26% - 1.05%, 7/10/09 - 8/18/09 .......................      200,000,000      200,000,277
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/06/09 (United Kingdom) ..............      100,000,000      100,000,000
    Lloyds TSB Bank PLC, New York Branch, 0.27%, 7/13/09 (United Kingdom) ..............      100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.55%, 7/01/09 ...........................      100,000,000      100,000,000
    National Australia Bank, New York Branch, 0.41% - 0.57%, 7/09/09 - 8/06/09 .........       55,500,000       55,505,508
    Royal Bank of Canada, New York Branch, 0.265%, 8/12/09 .............................      200,000,000      200,001,166
    Societe Generale, New York Branch, 0.28%, 7/09/09 ..................................      200,000,000      200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.22%, 7/09/09 .........................      150,000,000      150,000,000
    The Toronto-Dominion Bank, New York Branch, 0.95%, 9/28/09 .........................       50,000,000       50,000,000
                                                                                                            --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $1,855,508,686) ................................                     1,855,508,686
                                                                                                            --------------
(b) COMMERCIAL PAPER 26.9%
    Australia and New Zealand Banking Group Ltd., 7/27/09 ..............................       50,000,000       49,975,444
    Bank of Montreal, 9/16/09 ..........................................................       50,000,000       49,965,778
    Chevron Funding Corp., 8/03/09 .....................................................       40,000,000       39,992,667
    Chevrontexaco Funding Corp., 7/16/09 ...............................................       75,000,000       74,992,500
    Commonwealth Bank of Australia, 7/20/09 - 8/31/09 ..................................      220,000,000      219,890,939
    Government of Canada, 11/03/09 (Canada) ............................................      100,000,000       99,722,222
    Government of Canada, 7/14/09 - 2/09/10 (Canada) ...................................       95,000,000       94,893,612
    Internationale Nederlanden U.S. Funding Corp., 7/07/09 .............................       50,000,000       49,998,083
    Internationale Nederlanden U.S. Funding Corp., 7/09/09 .............................      100,000,000       99,994,667
    Johnson & Johnson, 10/26/09 - 12/17/09 .............................................      128,135,000      127,990,941
    JPMorgan Chase & Co., 7/02/09 ......................................................      100,000,000       99,999,306
    JPMorgan Chase & Co., 7/15/09 ......................................................      100,000,000       99,990,278
    National Australia Funding, 7/07/09 ................................................       50,000,000       49,995,333
    Province of British Columbia, 7/13/09 - 3/19/10 (Canada) ...........................      267,000,000      266,755,142
    Province of Ontario, 9/16/09 - 9/17/09 (Canada) ....................................       75,000,000       74,959,549
    Rabobank USA Finance Corp., 7/23/09 ................................................       50,000,000       49,977,389
    Rabobank USA Finance Corp., 9/14/09 ................................................       91,000,000       90,941,229
    Societe Generale North America, 7/01/09 ............................................      100,000,000      100,000,000
    Total Fina ELF Capital, 7/01/09 ....................................................      150,000,000      150,000,000
    Total Fina ELF Capital, 9/09/09 ....................................................      100,000,000       99,953,333
    Total Fina ELF Capital, 9/22/09 ....................................................      100,000,000       99,942,361
    Westpac Banking Corp., 7/17/09 - 9/09/09 ...........................................      100,000,000       99,950,277
    Westpac Banking Corp., 9/23/09 .....................................................      100,000,000       99,923,000
                                                                                                            --------------
    TOTAL COMMERCIAL PAPER (COST $2,289,804,050) .......................................                     2,289,804,050
                                                                                                            --------------


                               24 | Annual Report

The Money Market Portfolios

                                                                                              PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                    AMOUNT(a)          VALUE
--------------------------                                                                 --------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES 17.2%
(b) FHLB, 7/01/09 ......................................................................   $  126,420,000   $  126,420,000
    FHLB, 0.56%, 6/22/10 ...............................................................       50,000,000       49,986,576
    FHLMC, 1.25%, 3/18/10 ..............................................................       25,000,000       25,045,647
    FHLMC, 1.25%, 3/23/10 ..............................................................      122,080,000      122,249,029
(b) FNMA, 7/22/09 ......................................................................       50,000,000       49,985,708
(b) International Bank for Reconstruction & Development, 7/01/09 - 12/23/09
       (Supranational (c)) .............................................................       95,000,000       94,944,583
(b) U.S. Treasury Bill, 7/02/09 ........................................................      150,000,000      149,995,396
(b) U.S. Treasury Bill, 7/30/09 - 8/06/09 ..............................................      100,000,000       99,967,091
(b) U.S. Treasury Bill, 9/15/09 ........................................................      200,000,000      199,818,445
(b) U.S. Treasury Bill, 1/14/10 ........................................................      100,000,000       99,751,698
(b) U.S. Treasury Bill, 4/01/10 ........................................................      200,000,000      199,363,901
(b) U.S. Treasury Bill, 6/03/10 ........................................................      250,000,000      248,838,286
                                                                                                            --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,466,366,360) ..................                     1,466,366,360
                                                                                                            --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,811,679,096) ...............                     5,811,679,096
                                                                                                            --------------
(d) REPURCHASE AGREEMENTS 32.4%
    Banc of America Securities LLC, 0.01%, 7/01/09 (Maturity Value $86,735,024)
       Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 - 1/31/11 ................       86,735,000       86,735,000
    Banc of America Securities LLC, 0.05%, 7/01/09 (Maturity Value $840,001,167)
       Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%,
       8/03/09 - 6/05/36 ...............................................................      840,000,000      840,000,000
    Barclays Capital Inc., 0.01%, 7/01/09 (Maturity Value $405,000,112)
       Collateralized by U.S. Treasury Notes, 1.50%, 12/31/13 ..........................      405,000,000      405,000,000
    Deutsche Bank Securities Inc., 0.01%, 7/01/09 (Maturity Value $ 586,105,163)
       Collateralized by U.S. Treasury Notes, 0.875% - 3.125%, 4/30/10 - 9/30/13;
       and (b) U.S. Treasury Bills, 9/17/09 ............................................      586,105,000      586,105,000
    HSBC Securities (USA) Inc., 0.04%, 7/01/09 (Maturity Value $ 790,000,878)
       Collateralized by U.S. Government Agency Securities, 1.45% - 10.35%,
       9/10/10 - 10/08/27 ..............................................................      790,000,000      790,000,000
    UBS Securities LLC, 0.07%, 7/01/09 (Maturity Value $ 50,000,097)
       Collateralized by U.S. Government Agency Securities, 0.85%, 12/03/10 ............       50,000,000       50,000,000
                                                                                                            --------------
    TOTAL REPURCHASE AGREEMENTS (COST $2,757,840,000) ..................................                     2,757,840,000
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $8,569,519,096) 100.6% .....................................                     8,569,519,096
    OTHER ASSETS, LESS LIABILITIES (0.6)% ..............................................                       (49,126,719)
                                                                                                            --------------
    NET ASSETS 100.0% ..................................................................                    $8,520,392,377
                                                                                                            ==============

See Abbreviations on page 33.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

                                                                        THE
                                                                   MONEY MARKET
                                                                     PORTFOLIO
                                                                  --------------
Assets:
   Investments in securities, at amortized cost................   $5,811,679,096
   Repurchase agreements, at value and cost ...................    2,757,840,000
                                                                  --------------
         Total investments ....................................   $8,569,519,096
   Receivables:
      Capital shares sold .....................................          456,390
      Interest receivable .....................................        2,094,221
                                                                  --------------
         Total assets .........................................    8,572,069,707
                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................       50,000,000
      Affiliates ..............................................        1,069,924
   Funds advanced by custodian ................................          454,490
   Accrued expenses and other liabilities .....................          152,916
                                                                  --------------
         Total liabilities ....................................       51,677,330
                                                                  --------------
            Net assets, at value ..............................   $8,520,392,377
                                                                  --------------
Net assets consist of:
   Paid-in capital ............................................   $8,523,624,394
   Accumulated net realized gain (loss) .......................       (3,232,017)
                                                                  --------------
            Net assets, at value ..............................   $8,520,392,377
                                                                  --------------
Shares outstanding ............................................    8,523,624,394
                                                                  --------------
Net asset value per share .....................................   $         1.00
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                               26 | Annual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2009

                                                                        THE
                                                                   MONEY MARKET
                                                                     PORTFOLIO
                                                                  --------------
Investment income:
   Interest ...................................................   $  109,770,988
                                                                  --------------
Expenses:
   Management fees (Note 3a) ..................................       12,958,059
   Custodian fees (Note 4) ....................................          157,952
   Reports to shareholders ....................................            7,672
   Professional fees ..........................................          127,620
   Other ......................................................          132,248
                                                                  --------------
      Total expenses ..........................................       13,383,551
      Expense reductions (Note 4) .............................          (13,198)
                                                                  --------------
         Net expenses .........................................       13,370,353
                                                                  --------------
            Net investment income .............................       96,400,635
                                                                  --------------
Net realized gain (loss) from investments .....................       (3,212,548)
                                                                  --------------
Net increase (decrease) in net assets resulting from
   operations .................................................   $   93,188,087
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 27

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              THE MONEY MARKET PORTFOLIO
                                                                           -------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                                           -------------------------------
                                                                                2009             2008
                                                                           --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ............................................   $   96,400,635   $  271,686,303
      Net realized gain (loss) from investments ........................       (3,212,548)              --
                                                                           --------------   --------------
         Net increase (decrease) in net assets resulting from
            operations .................................................       93,188,087      271,686,303
                                                                           --------------   --------------
   Distributions to shareholders from net investment income ............      (96,400,635)    (271,686,303)
   Capital share transactions (Note 2) .................................    1,495,410,735      448,092,878
                                                                           --------------   --------------
         Net increase (decrease) in net assets .........................    1,492,198,187      448,092,878
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ...................................................    7,028,194,190    6,580,101,312
                                                                           --------------   --------------
   End of year .........................................................   $8,520,392,377   $7,028,194,190
                                                                           ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               28 | Annual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2009. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and has determined that no provision for income tax is required in the Portfolio's financial statements.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends are reinvested and paid monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted


                               Annual Report | 29

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                            YEAR ENDED JUNE 30,
                                                    ----------------------------------
                                                          2009               2008
                                                    ----------------   ---------------
Shares sold .....................................   $ 14,699,668,141   $ 8,390,404,437
Shares issued in reinvestment of distributions ..         96,416,354       271,685,448
Shares redeemed .................................    (13,300,673,760)   (8,213,997,007)
                                                    ----------------   ---------------
Net increase (decrease) .........................   $  1,495,410,735   $   448,092,878
                                                    ================   ===============


                               30 | Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

SUBSIDIARY                                                          AFFILIATION
----------                                                      ------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2009, the shares of the Portfolio were owned by the following entities:

                                                                               PERCENTAGE OF
                                                                SHARES      OUTSTANDING SHARES
                                                            -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio ..   5,354,079,725         62.81%
Franklin Money Fund .....................................   2,558,928,082         30.02%
Franklin Templeton Money Fund Trust -
   Franklin Templeton Money Fund ........................     462,747,495          5.43%
Institutional Fiduciary Trust - Franklin Cash
   Reserves Fund ........................................     147,869,092          1.74%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                               Annual Report | 31

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2016 ...............................   $   19,469
   2017 ...............................    3,212,548
                                          ----------
                                          $3,232,017
                                          ==========

The tax character of distributions paid during the years ended June 30, 2009 and 2008, was as follows:

                                                 2009          2008
                                             -----------   ------------
Distributions paid from ordinary income ..   $96,400,635   $271,686,303
                                             ===========   ============

At June 30, 2009, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value


                               32 | Annual Report

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

6. FAIR VALUE MEASUREMENTS (CONTINUED)

of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At June 30, 2009, all the Portfolio's investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 14, 2009 and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association


                               Annual Report | 33

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Fund") at June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 14, 2009


                                34 | Annual Report

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $93,335,422 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2009.

                               Annual Report | 35

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                       NUMBER OF
                                                                     PORTFOLIOS IN
                                                                     FUND COMPLEX
NAME, YEAR OF BIRTH                                  LENGTH OF        OVERSEEN BY
AND ADDRESS                        POSITION         TIME SERVED      BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-------------------             --------------   ----------------   --------------   ------------------------------------
HARRIS J. ASHTON (1932)         Trustee          Since 1992         135              Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)        Trustee          Since 1998         112              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees Retirement
Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                 Trustee          Since 2007         112              Chevron Corporation (global energy
One Franklin Parkway                                                                 company) and ICO Global
San Mateo, CA 94403-1906                                                             Communications (Holdings) Limited
                                                                                     (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)         Trustee          Since 2005         135              Hess Corporation (exploration and
One Franklin Parkway                                                                 refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                             Company (processed foods and allied
                                                                                     products), RTI International Metals,
                                                                                     Inc. (manufacture and distribution
                                                                                     of titanium), Canadian National
                                                                                     Railway (railroad) and White
                                                                                     Mountains Insurance Group, Ltd.
                                                                                     (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).


                               36 | Annual Report

                                                                       NUMBER OF
                                                                     PORTFOLIOS IN
                                                                     FUND COMPLEX
NAME, YEAR OF BIRTH                                  LENGTH OF        OVERSEEN BY
AND ADDRESS                        POSITION         TIME SERVED      BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-------------------             --------------   ----------------   --------------   ------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee          Since 1992         112              Center for Creative Land Recycling
One Franklin Parkway                                                                 (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)           Trustee          Since 2007         135              Hess Corporation (exploration and
One Franklin Parkway                                                                 refining of oil and gas) and
San Mateo, CA 94403-1906                                                             Sentient Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)        Trustee          Since 2007         143              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)           Lead             Trustee since      112              None
One Franklin Parkway            Independent      2007 and Lead
San Mateo, CA 94403-1906        Trustee          Independent
                                                 Trustee since
                                                 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President - Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                       NUMBER OF
                                                                     PORTFOLIOS IN
                                                                     FUND COMPLEX
NAME, YEAR OF BIRTH                                  LENGTH OF        OVERSEEN BY
AND ADDRESS                        POSITION         TIME SERVED      BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
-------------------             --------------   ----------------   --------------   ------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and      Trustee since      135              None
One Franklin Parkway            Chairman of      1992 and
San Mateo, CA 94403-1906        the Board        Chairman of the
                                                 Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 37

                                                                       NUMBER OF
                                                                     PORTFOLIOS IN
                                                                     FUND COMPLEX
NAME, YEAR OF BIRTH                                  LENGTH OF        OVERSEEN BY
AND ADDRESS                        POSITION         TIME SERVED      BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-------------------             --------------   ----------------   --------------   ------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee          Since 2007         91               None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief            Chief Compliance   Not Applicable   Not Applicable
One Franklin Parkway            Compliance       Officer since
San Mateo, CA 94403-1906        Officer and      2004 and Vice
                                Vice President   President -
                                - AML            AML Compliance
                                Compliance       since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).

Gaston Gardey (1962)       Chief            Since March 2009   Not Applicable   Not Applicable
One Franklin Parkway            Executive
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

GASTON GARDEY (1967)            Treasurer,       Since March 2009   Not Applicable   Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton
Investments.

ALIYA S. GORDON (1973)          Vice President   Since March 2009   Not Applicable   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

DAVID P. GOSS (1947)            Vice President   Since 2000         Not Applicable   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.


                               38 | Annual Report

                                                                      NUMBER OF
                                                                     PORTFOLIOS IN
                                                                     FUND COMPLEX
NAME, YEAR OF BIRTH                                  LENGTH OF        OVERSEEN BY
AND ADDRESS                        POSITION         TIME SERVED      BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-------------------             --------------   ----------------   --------------   ------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and    Since 2002         Not Applicable   Not Applicable
One Franklin Parkway            Chief
San Mateo, CA 94403-1906        Executive
                                Officer -
                                Investment
                                Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.

KAREN L. SKIDMORE (1952)        Vice President   Since 2006         Not Applicable   Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 29 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)            Vice President   Since 2005         Not Applicable   Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN
OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND
AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               Annual Report | 39

Franklin Money Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 24, 2009, the Board of Directors (Board), including a majority of non-interested or independent Directors, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund. Such material also discussed some of the actions taken by management in coping with problems arising out of the past year's financial upheaval.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy


                               40 | Annual Report

Franklin Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to the overall performance and actions taken by the Manager and its affiliates in response to problems arising out of the market turmoil and financial crisis experienced during the past year. In this respect, the Board noted that management's independent credit analysis and diligent risk management procedures had minimized exposure of funds within the Franklin Templeton complex to subprime mortgages and that its continuous monitoring of counterparty credit risk had limited fund exposure to firms experiencing financial difficulties like Bear Stearns and AIG. The same type of conservative approach and attention to risk had also prevented any structured investment products or other volatile instruments from being held in the portfolios of any of the money market funds within the Franklin Templeton complex. The Board also took into account, among other things, management's efforts in establishing a $725 million global credit facility for the benefit of the funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business. The Board also noted that during the past year Franklin Templeton Investments, like many other fund managers, had announced a hiring freeze and implemented employee reductions, and the Board discussed with management the nature of such reductions and steps being taken to minimize any negative impact on the nature and quality of services being provided the Fund.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance


                               Annual Report | 41

Franklin Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

for the year ended December 31, 2008, as well as the previous 10 years ended that date in comparison to a performance universe consisting of the Fund and all retail money market funds as selected by Lipper. The Lipper report showed that the Fund's total return for the one-year period was in the middle quintile of the performance universe and on an annualized basis was also in the middle quintile for the previous three- and five-year periods, and in the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with such performance, noting the Fund's conservative investment policy.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund's most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper's methodology and recognizing that current expense ratios may increase as assets decline, the Board believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the master money market fund through which the Fund invests, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee. The results of such comparisons showed the Fund's contractual investment management fee rate was in the middle quintile of its Lipper expense group, while its actual total expense ratio was in the second least expensive quintile of its Lipper expense group, although in the most expensive quintile of such group excluding 12b-1 fees. In discussing the expense comparisons, management pointed out that this Fund is not actively marketed and largely serves as an alternative and often temporary investment vehicle for shareholders of the various Franklin/Templeton/Mutual Series Fund families and provides a number of courtesy services to shareholders, including check writing and wiring privileges. The Board found such comparative expenses to be acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2008, being the most recent fiscal year end for Franklin Resources, Inc., the Manager's parent. During such period, the assets of the Franklin Templeton U.S. fund business were significantly higher than currently existing, and to such extent the profitability analysis does not reflect current fund operations. While taking this


                               42 | Annual Report

Franklin Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

into account in assessing the significance of the Fund profitability analysis, the Board recognized such analysis was made at a given point in time and that the decline in assets and effect on profitability would be reflected in the profitability analysis covering Franklin Resources' 2009 fiscal year period. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. Fees under the Fund's investment management agreement consist of a flat 0.15% advisory fee component paid at the master fund level and a separate administrative fee of 0.455% on the first $100 million of Fund net assets; 0.330% on the next $150 million of Fund net assets; and 0.280% on the Fund's net assets in excess of $250 million. The Fund net assets were approximately $3.1 billion at year end. In discussing this with the Board, management expressed its view that the 0.15% advisory fee component was low and anticipated


                               Annual Report | 43

Franklin Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

economies of scale. Management further pointed out and the Board acknowledged that the fact this Fund's assets size exceeded the last administrative fee breakpoint does not mean there are no benefits from economies of scale because the growth of assets being charged at the lowest 0.280% level results in a lower overall administrative fee rate. While intending to continuously review this issue, the Board believed it problematic in view of the nature of this Fund including the transitory nature of its investment role within the Franklin Templeton Fund complex as well as the services provided that the Manager and its affiliates realized any meaningful economies of scale in furnishing advisory and administrative services to this Fund. The Board further noted the points raised by management as indicating to the extent economies of scale may exist, that the fee structure reflected some sharing of benefit with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               44 | Annual Report

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) AllocatioN Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(3)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(3)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(4)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(5)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(6)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(6)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
Products Trust(8)

(1). The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2). The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3). An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(4). For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(5). The fund invests primarily in insured municipal securities.

(6). These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(7). The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/17/09.

(8). The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

04/09                                              Not part of the annual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY
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ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

111 A2009 08/09




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $47,155 for the fiscal year ended June 30, 2009 and $36,798 for the fiscal year ended June 30, 2008.

(b)      Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $6,000 for the fiscal year ended June 30, 2009 and $0 for the fiscal year ended June 30, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2009 and $1,893 for the fiscal year ended June 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2009 and $282,184 for the fiscal year ended June 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $6,000 for the fiscal year ended June 30, 2009 and $284,077 for the fiscal year ended June 30, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


ITEM 6. SCHEDULE OF INVESTMENTS. N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MONEY FUND

By /s/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009


By /s/GASTON GARDEY
   ------------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009